Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Balance Sheet (Parenthetical) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 25, 2020	Dec. 31, 2019
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, par value		$ 0.0001	$ 0.0001